Schedule of non-capital losses (Details) $ in Thousands	Jul. 31, 2019 CAD ($)
Income taxes paid (refund) [abstract]
2024	$ 187
2025	199
2026	279
2027	236
2028	257
2029	205
2030	172
2031	338
2032	726
2033	384
2034	1,495
2035	3,774
2036	6,165
2037	10,836
2038	30,812
2039	52,910
Total	$ 108,975